Convertible debentures - Schedule of convertible debentures (Details) - USD ($)	Mar. 31, 2025	Mar. 28, 2025	Mar. 06, 2025	Feb. 26, 2025	Feb. 07, 2025	Jan. 20, 2025	Dec. 31, 2024
Schedule Of Convertible Debentures Abstract
Proceeds	$ 69,890	$ 1,683,352			$ 1,032,744		$ 702,700
Value of conversion option	30,000	1,954,755	$ 30,000		599,770	$ 599,770	320,000
Value of warrants	38,702	1,218,875			405,656		245,147
Loss on issuance of convertible		$ (1,490,278)
Initial recognition of debt	1,188				27,318		137,553
Accretion expense	4,807			$ 7,519	14,186		14,560
Conversion balance				21,178	41,504
Amount converted	(1,188)			$ (21,178)	(27,845)
Balance	$ 156,920				$ 13,659		$ 152,113